Investments (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Unquoted bonds	[1]	$ 3,197,915	$ 3,235,896
Quoted bonds		287,971,277	208,525,361
Quoted funds and alternative investments		8,050,573	8,261,033
Quoted equities		23,675,273	28,173,100
Unquoted equities	[2]	6,950,226	5,794,187
Expected credit losses and impairment		(268,138)	(267,623)	[1]
Total		329,577,126	253,721,954
Amortized Cost [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]	3,197,915	3,235,896
Quoted bonds
Quoted funds and alternative investments
Quoted equities
Unquoted equities	[2]
Expected credit losses and impairment		(268,138)	(267,623)	[1]
Total		2,929,777	2,968,273
Fair value through other comprehensive income [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]
Quoted bonds		287,971,277	208,525,361
Quoted funds and alternative investments
Quoted equities		12,571,665	14,628,558
Unquoted equities	[2]	6,950,226	5,794,187
Expected credit losses and impairment				[1]
Total		307,493,168	228,948,106
Fair value through statement of income [Member]
Statement Line Items [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		8,050,573	8,261,033
Quoted equities		11,103,608	13,544,542
Unquoted equities	[2]
Expected credit losses and impairment				[1]
Total		$ 19,154,181	$ 21,805,575

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by 'Specialized Investment Compound Co.' a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date.
[2]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,503,826 (31 December 2019: USD 5,261,387) and USD 446,400 (31 December 2019: USD 532,800). As at 30 June 2020 and 31 December 2019, the Group has measured the fair value of the unquoted investments by adopting a market valuation approach namely 'multiples-based valuation' whereby earnings-based multiples of comparable companies were considered for the valuation. There are no active markets for these investments and the Group intends to hold them for the long term.